Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
No Timing of Equity Awards In Relation to Disclosure of Material
Non-Public
Information
During 2025, we granted equity awards to certain service providers who were not named executive officers. Equity awards approved by our board of directors or our Compensation Committee typically are granted during their regularly scheduled meetings, but our Compensation Committee has also delegated authority to our CEO to grant equity awards to any employee who (i) has a corporate rank of Senior Vice President or below and (ii) is not a Section 16 officer or an executive direct report of our CEO. We do not take material non-public
information into account in determining the timing and terms of equity awards, and the delegation of authority to our CEO requires that any award she grants will become effective on the tenth business day of the month in which she approves the award (or, if the tenth business day of that month has passed, on the tenth business day of the immediately following month). We have not timed the disclosure of material nonpublic information to affect the value of executive compensation. We did not grant stock options to our named executive officers in 2025, and we have never granted stock appreciation rights to any service providers.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false